RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
RECLAMATION PROVISION
Long-term, beginning of year	$ 651,783
Current, beginning of year	15,270
Reclassification from long-term to current, end of year	(7,547)	$ (15,270)
Long-term, end of year	722,449	651,783
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	635,648	419,417
Current, beginning of year	11,320	9,377
Current year additions and changes in estimate, net	72,181	198,843
Current year accretion	6,554	3,502
Liabilities settled	(3,213)	(1,892)
Foreign exchange revaluation	(10,985)	17,721
Reclassification from long-term to current, end of year	(4,547)	(11,320)
Long-term, end of year	706,958	635,648
Asset retirement obligation | TMAC. Resources Inc.
RECLAMATION PROVISION
Current year additions and changes in estimate, net	48,900
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	16,135	7,929
Current, beginning of year	3,950	3,078
Current year additions and changes in estimate, net	1,048	10,480
Liabilities settled	(2,816)	(1,539)
Foreign exchange revaluation	174	137
Reclassification from long-term to current, end of year	(3,000)	(3,950)
Long-term, end of year	$ 15,491	$ 16,135
Minimum | Discount rate.
RECLAMATION PROVISION
Discount rate used	0.36%	(0.10%)
Maximum | Discount rate.
RECLAMATION PROVISION
Discount rate used	1.56%	0.92%